Consolidated statements of changes in shareholders' equity - DKK (kr) kr in Thousands	Share capital	Share premium	Translation reserve	Retained losses	Total
Equity at beginning of year at Dec. 31, 2017	kr 30,751	kr 1,937,179	kr 0	kr (1,453,261)	kr 514,669
Other comprehensive income	0	0	0	0	0
Net result for the year	0	0	0	581,278	581,278
Share based compensation	0	17,472	0	0	17,472
Capital increases	36	2,826	0	0	2,862
Equity at end of year at Dec. 31, 2018	30,787	1,957,477	0	(871,983)	1,116,281
Other comprehensive income	0	0		0	0
Net result for the year	0	0	0	(571,541)	(571,541)
Share based compensation	0	14,764	0	0	14,764
Capital increases	5,268	692,345	0	0	697,613
Cost related to capital increases	0	(14,444)	0	0	(14,444)
Equity at end of year at Dec. 31, 2019	36,055	2,650,142	0	(1,443,524)	1,242,673
Other comprehensive income	0	0	8,977	0	8,977
Net result for the year	0	0	0	(846,729)	(846,729)
Share based compensation	0	30,485	0	0	30,485
Capital increases	3,745	832,866	0	0	836,611
Cost related to capital increases	0	(42,706)	0	0	(42,706)
Equity at end of year at Dec. 31, 2020	kr 39,800	kr 3,470,787	kr 8,977	kr (2,290,253)	kr 1,229,311